Fair Value of Financial Instruments and Risk Management - Foreign Exchange Hedge Narrative (Details) - Foreign net investments - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unhedged foreign net investments	$ 7,733	$ 7,548
Designated as hedging instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Long-term debt designated as an effective hedge	$ 3,413	$ 3,385